Subsequent Events	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet dates up to June 24, 2021, the date that the financial statements were available to be issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as otherwise noted below.

The Company made borrowings under the Promissory Note on April 29, 2021, May 10, 2021, and May 14, 2021 in the aggregate amount of $54,691.

In June 2021, the Sponsor forfeited 2,875,000 shares of Common stock, resulting in an aggregate of 4,312,500 shares of Common stock outstanding. All share and per-share amounts have been retroactively restated to reflect the share forfeiture.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.